Accounts Receivable, Net of Allowances	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net of Allowances
6.	Accounts Receivable, Net of Allowances

The Company determines credit terms ranging from 30 to 60 days for each customer on a case-by-case basis, based on its assessment of such customer’s financial standing and business potential with the Company.

An aging analysis of accounts receivable, net of allowances for doubtful accounts, is as follows:

	2011	2010	2009
Current	$134,958,411	$174,378,643	$160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
	$165,233,593	$206,622,841	$204,290,545